Note 6 - Stockholders' Equity - Schedule of Stock Warrants (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Number of Shares (in shares)	2,362,937	2,103,813
Warrants Expiration 1[Member]
Number of Shares (in shares)	4,000
Exercise Price (in dollars per share)	$ 1.68
Warrants Expiration 2 [Member]
Number of Shares (in shares)	159,781
Exercise Price (in dollars per share)	$ 75
Warrants Expiration 3 [Member]
Number of Shares (in shares)	4,800
Exercise Price (in dollars per share)	$ 103.13
Warrants Expiration 4 [Member]
Number of Shares (in shares)	6,668
Exercise Price (in dollars per share)	$ 195
Warrants Expiration 5 [Member]
Number of Shares (in shares)	582,000
Exercise Price (in dollars per share)	$ 1.68
Warrant Expiration 6 [Member]
Number of Shares (in shares)	1,605,688
Exercise Price (in dollars per share)	$ 1.68